UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenue (Note 13)	$ 41,459	$ 32,055
Cost of revenue (Note 14 and 15)	8,054	6,552
Gross profit	33,405	25,503
Operating expenses
General and administrative (Note 15)	7,556	7,375
Sales and marketing (Note 15)	16,772	13,747
Research and development (Note 15)	7,377	6,186
Share-based compensation (Note 11)	1,267	1,094
Foreign exchange loss	102	3,391
Depreciation and amortization (Note 5, 6 and 7)	707	580
Operating expenses	33,781	32,373
Operating loss	(376)	(6,870)
Finance income, net (Note 9)	(2,167)	(19)
Other expense (income), net	183	(21)
Income (loss) before income taxes	1,608	(6,830)
Income tax expense	363	129
Net income (loss) for the periods	1,245	(6,959)
Item that may be reclassified subsequently to income:
Exchange gain on translation of foreign operations	(159)	(3,212)
Comprehensive income (loss)	$ 1,404	$ (3,747)
Income (loss) per share - basic (in USD per share)	$ 0.04	$ (0.21)
Income (loss) per share - diluted (in USD per share)	$ 0.04	$ (0.21)
Weighted average number of common shares outstanding - basic (Note 13) (in shares)	33,153,231	33,017,421
Weighted average number of common shares outstanding - diluted (Note 13) (in shares)	34,159,651	33,017,421